UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 97.8%
	Consumer Discretionary – 40.5%
	Auction House/Art Dealer – 0.0%
475	Sotheby's	$13,941
	Broadcast Services/Programs – 15.2%
1,200	AMC Networks, Inc. - Class A*	52,032
30,000	CBS Corp. - Class B	1,003,800
400	Discovery Communications, Inc. - Class A*	20,252
10,000	Grupo Televisa S.A.B. - ADR[1]	227,900
30,000	Liberty Interactive Corp. - Class A*	561,900
53,038	Liberty Media Corp. - Liberty Capital - Class A*	5,017,395
36,000	Viacom, Inc. - Class B	1,681,560
		8,564,839
	Building-Residential/Commercial – 0.2%
9,000	Brookfield Residential Properties, Inc.*, 1	101,610
200	Lennar Corp. - Class A	5,842
		107,452
	Casino Hotel – 2.8%
18,030	Las Vegas Sands Corp.	656,653
10,000	Wynn Resorts Ltd.	937,500
		1,594,153
	Commercial Services – 0.4%
24,000	Live Nation Entertainment, Inc.*	214,080
	Consumer Products-Miscellaneous – 6.4%
80,000	Jarden Corp.	3,616,000
	Holding Company – 4.0%
59,690	Icahn Enterprises LP	2,271,801
	Motion Pictures & Services – 1.0%
30,005	DreamWorks Animation SKG, Inc. - Class A*	576,096
	Professional Sports – 0.0%
200	Madison Square Garden Co. - Class A*	7,250
	Retail-Apparel/Shoes – 0.6%
7,200	Limited Brands, Inc.	342,360
	Retail-Automobiles – 4.9%
70,000	AutoNation, Inc.*	2,760,100
	Retail-Building Products – 0.1%
3,959	Orchard Supply Hardware Stores Corp. - Class A*	66,353
	Retail-Major Deptartment Stores – 4.0%
46,000	Sears Holdings Corp.*	2,276,540
	Satellite Telecom – 0.9%
16,400	DISH Network Corp. - Class A	504,464
		22,915,429

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer Staples – 0.4%
	Beverages-Wine/Spirits – 0.0%
200	Brown-Forman Corp. - Class A	$18,238
	Consumer Products-Miscellaneous – 0.4%
12,797	Prestige Brands Holdings, Inc.*	209,999
	Tobacco – 0.0%
200	Philip Morris International, Inc.	18,288
		246,525

	Energy – 3.4%
	Oil Companies-Exploration & Production – 0.8%
2,400	Continental Resources, Inc.*	153,576
600	Paramount Resources Ltd. - Class A*	16,166
20,000	Penn West Petroleum Ltd.[1]	272,200
800	Tourmaline Oil Corp.*	23,174
600	WPX Energy, Inc.	9,570
		474,686

	Oil Companies-Integrated – 2.6%
6,000	Cenovus Energy, Inc.[1]	183,060
30,060	Imperial Oil Ltd.[1]	1,288,672
		1,471,732
		1,946,418

	Financials – 37.2%
	Central Banks – 0.8%
1,000	Bank of Japan*	448,000
	Commercial Banks-Central U.S. – 1.2%
12,534	BOK Financial Corp.	708,046
	Holding Company – 5.8%
100	Berkshire Hathaway, Inc. - Class B*	8,484
150,000	Leucadia National Corp.	3,252,000
		3,260,484

	Investment Companies – 0.6%
322,000	Urbana Corp. - Class A*	330,717
	Investment Management/Advisory Services – 6.1%
50,791	Brookfield Asset Management, Inc. - Class A1	1,717,244
16,000	Cohen & Steers, Inc.	528,000
1,600	Dundee Corp. - Class A*, 1	34,672
4,800	Onex Corp.[1]	183,408
280,000	Value Partners Group Ltd.	128,902
10,419	Virtus Investment Partners, Inc.*	872,279
		3,464,505

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials (Continued)
	Oil-U.S. Royalty Trusts – 2.9%
28,700	Texas Pacific Land Trust	$1,616,958
	Real Estate Operations/Developments – 11.0%
91,418	Forest City Enterprises, Inc. - Class A*	1,289,908
79,800	Howard Hughes Corp.*	4,918,074
		6,207,982
	Reinsurance – 0.4%
10,000	Greenlight Capital Re Ltd. - Class A*, 1	235,600
	REITS-Diversified–1.0%
7,021	Vornado Realty Trust	586,254
	REITS-Manufactured Homes – 1.9%
15,000	Equity Lifestyle Properties, Inc.	1,078,800
	REITS-Regional Malls – 0.8%
8,000	General Growth Properties, Inc.	144,960
22,900	Rouse Properties, Inc.	316,936
		461,896
	REITS-Shopping Centers – 4.7%
6,200	Calloway Real Estate Investment Trust	182,689
564,000	Link REIT	2,472,823
		2,655,512
		21,054,754
	Health Care – 0.0%
	Medical-Drugs – 0.0%
2,000	Opko Health, Inc.*	8,480
	Industrials – 5.8%
	Airport Development/Maintenance – 2.2%
1,800,000	Beijing Capital International Airport Co., Ltd. - Class H	1,230,221
	Distribution/Wholesale – 0.0%
400	Watsco, Inc.	27,176
	Diversified Manufacturing – 0.2%
2,800	Colfax Corp.*	81,032
100	Danaher Corp.	5,281
		86,313
	Holding Company – 3.4%
30,760	Jardine Strategic Holdings Ltd. - ADR[1]	1,925,576
		3,269,286
	Information Technology – 7.9%
	Commercial Services-Finance – 3.8%
5,000	Mastercard, Inc. - Class A	2,182,850

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology (Continued)
	E-Commerce/Service – 3.0%
32,000	IAC/InterActiveCorp	$1,683,520
	Satellite Telecom – 1.0%
15,600	EchoStar Corp. - Class A*	449,280
1,600	Loral Space & Communications, Inc.	115,120
		564,400
	Web Portals/ISP – 0.1%
100	Google, Inc. - Class A*	63,297
		4,494,067
	Materials – 2.6%
	Chemicals-Specialty – 0.1%
5,400	Valhi, Inc.	60,102
	Gold Mining – 1.7%
20,000	Franco-Nevada Corp.	976,018
	Metal-Diversified – 0.1%
10,000	Glencore International PLC	50,195
	Precious Metals – 0.7%
120,800	McEwen Mining, Inc.*	361,192
		1,447,507
	Total Common Stocks (Cost $50,313,607)	55,382,466

	Exchange-Traded Funds – 0.3%
	Gaming & Entertainment – 0.3%
6,086	Market Vectors Gaming ETF	183,128
	Growth & Income – 0.0%
200	PowerShares Buyback Achievers Portfolio	5,694
	Total Exchange-Traded Funds (Cost $132,286)	188,822
	Preferred Stocks – 0.0%
	Consumer Discretionary – 0.0%
	Retail-Building Products – 0.0%
3,959	Orchard Supply Hardware Stores Corp.	6,334
	Total Preferred Stocks (Cost $—)	6,334

Liberty Street Horizon Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2012 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 0.9%
$499,428	UMB Money Market Fiduciary, 0.01%[2]	$499,428
	Total Short-Term Investments (Cost $499,428)	499,428
	Total Investments – 99.0% (Cost $50,945,321)	56,077,050
	Other Assets in Excess of Liabilities – 1.0%	544,982
	Total Net Assets – 100.0%	$56,622,032

ADR – American Depository Receipt

ETF – Exchange Traded Fund

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 Foreign security denominated in U.S. Dollars.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Liberty Street Horizon Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2012 (Unaudited)

Note 1 – Organization

The Liberty Street Horizon Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007. Institutional Class commenced operations on July 11, 2007.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Liberty Street Horizon Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At July 31, 2012, the Fund did not have any forward contracts outstanding.

Note 3 – Federal Income Taxes

At July 31, 2012, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$50,995,161

Gross unrealized appreciation	$10,834,145
Gross unrealized depreciation	(5,752,257)

Net unrealized appreciation on investments and foreign currency translations	$5,081,888

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Liberty Street Horizon Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2012 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2[2]	Level 3[2]	Total
Investments
Common Stocks[1]	$55,382,466	$-	$-	$55,382,466
Exchange-Traded Funds	188,822	-	-	188,822
Preferred Stocks	6,334	-	-	6,334
Short-Term Investments	499,428	-	-	499,428
Total Investments	$56,077,050	$-	$-	$56,077,050

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2 The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Liberty Street Horizon Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	9/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/24/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/24/12

* Print the name and title of each signing officer under his or her signature.